ACQUISITION (Details 2) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Oct. 05, 2015	Jun. 30, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill	$ 2,186.3	$ 2,174.1		$ 747.1	$ 747.1
DCP Business
Business Acquisition [Line Items]
Total current assets			$ 882.8
Property, plant and equipment			3,079.1
Deferred taxes			79.1
Intangible assets			612.6
Other assets			438.9
Total assets acquired			5,092.5
Total current liabilities			376.4
Long-term debt			517.9
Accrued pension liability			442.3
Deferred tax liability			1,061.7
Other liabilities			8.2
Total liabilities assumed			2,406.5
Net identifiable assets acquired			2,686.0
Goodwill			1,439.4
Fair value of net assets acquired			4,125.4
Initial Valuation | DCP Business
Business Acquisition [Line Items]
Total current assets			921.7
Property, plant and equipment			3,090.8
Deferred taxes			76.8
Intangible assets			582.3
Other assets			426.5
Total assets acquired			5,098.1
Total current liabilities			357.6
Long-term debt			517.9
Accrued pension liability			447.1
Deferred tax liability			1,054.9
Other liabilities			2.0
Total liabilities assumed			2,379.5
Net identifiable assets acquired			2,718.6
Goodwill			1,427.5
Fair value of net assets acquired			4,146.1
Measurement Period Adjustments | DCP Business
Business Acquisition [Line Items]
Total current assets			(38.9)
Property, plant and equipment			(11.7)
Deferred taxes			2.3
Intangible assets			30.3
Other assets			12.4
Total assets acquired			(5.6)
Total current liabilities			18.8
Long-term debt			0.0
Accrued pension liability			(4.8)
Deferred tax liability			6.8
Other liabilities			6.2
Total liabilities assumed			27.0
Net identifiable assets acquired			(32.6)
Goodwill			11.9
Fair value of net assets acquired			$ (20.7)